CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED BALANCE SHEETS
Accumulated depreciation	$ 647,962	$ 690,794
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	109,799,352	109,781,744
Common stock, shares outstanding	109,799,352	109,781,744